Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Aberdeen Global Income Fund, Inc.

1735 Market Street, 37th Floor

Philadelphia, Pennsylvania 19103

under the

Investment Company Act of 1940

Securities Act File No. 33-46853

Investment Company Act File No. 811-06342

(1)	Title of the class of securities of Aberdeen Global Income Fund, Inc. (the “Company”) proposed to be redeemed:

Auction Market Preferred Securities, Series W-7, in $25,000 denominations (CUSIP 003013208) (the “Series W-7 AMPS”).

(2)	Subject to the completion of financing, the Series W-7 AMPS would be redeemed on March 13, 2008

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Series W-7 AMPS are to be redeemed pursuant to Article XII, Section 5 of the Company’s Articles of Amendment and Restatement, dated as of April 21, 2003.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company currently proposes to redeem all of the Series W-7 AMPS, representing an aggregate principal amount of $30,000,000.

Please note that this notice serves only to disclose a proposed redemption of the Series W-7 AMPS. Such redemption remains subject to the completion of financing.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 5th day of March, 2008.

ABERDEEN GLOBAL INCOME FUND, INC.

By:	/s/ Christian Pittard
Name:	Christian Pittard
Title:	Vice President